RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 23. RELATED PARTY TRANSACTIONS AND BALANCES

Sales to a related party – sales to a related party consisted of the following:

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd. *	¥85,657	¥—	¥—	$—
Total revenue from a related party	¥85,657	¥—	¥—	$—

* The noncontrolling shareholder of Gan Su BHD owns 10% interests in Urumqi Yikeli Automatic Control Equipment Co., Ltd.

Prepaid expenses - related parties – prepaid expenses - related parties consisted of the following:

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Founders	¥275,000	¥—	$—
Total prepaid expenses - related parties	¥275,000	¥—	$—

Leases from related parties - The Company has various agreements for the lease of office space owned by the founders and their family members. The terms of the agreement state that the Company will continue to lease the property at a monthly rent of ¥94,167 ($12,986) with annual rental expense at ¥1.1 million ($0.16 million).

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	US Dollars
Nanjing Recon	One of the founders	April 1, 2022 - March 31, 2024	¥40,000	$5,516
BHD	One of the founders	January 1, 2023- Dec 31, 2023	31,667	4,367
BHD	One of the founders	January 1, 2023 - Dec 31, 2023	22,500	3,103

As of June 30, 2022, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥765,241 and ¥765,241, respectively.

As of June 30, 2023, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥335,976 ($46,333) and ¥335,976 ($46,333), respectively.

Guarantee/collateral related parties - The Company’s founders provide guarantee and collateral for the Company’s short-term bank loans (see Note 13).